Member's Deficit And Comprehensive Loss (Schedule Of Changes In Equity) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balances		$ (8,370,752)			$ (7,995,191)				$ (7,471,941)	$ (8,696,635)	$ (7,995,191)	$ (7,995,191)	$ (7,471,941)	$ (7,204,686)
Net income (loss), The Company	(114,852)	(309,227)	(101,855)	7,202	(203,003)	(191,264)	(50,561)	(39,025)	(143,629)	(725,672)	(297,656)	(606,883)	(424,479)	(302,094)
Net income (loss), Noncontrolling Interests	(7,028)	(6,994)	(9,683)	(12,805)	6,116	5,518	(11,977)	(11,316)	4,486	(13,679)	(16,372)	(23,366)	(13,289)	(34,065)
Consolidated net loss	(107,824)	(302,233)	(92,172)	20,007	(209,119)	(196,782)	(38,584)	(27,709)	(148,115)	(711,993)	(281,284)	(583,517)	(411,190)	(268,029)
Dividends and other payments to noncontrolling interests										(32,581)	(58,942)	(91,887)	(251,666)
Foreign currency translation adjustments	(63,063)		40,502							(77,512)	(28,526)	(33,001)	40,242	(29,647)
Unrealized holding gain on marketable securities	(74)		13							605	15,619	16,576	23,103	(224)
Unrealized holding gain on cash flow derivatives	0		17,114							0	48,180	48,180	52,112	33,775
Other adjustments to comprehensive loss	0		0							0	(998)	6,732	1,135	(1,361)
Other, net										8,596	14,143	19,225	20,970
Reclassifications	0		(1,433)							3,309	(83,753)	(83,752)	2,045	5,148
Balances	(9,506,211)	(8,696,635)	(8,370,752)			(7,995,191)				(9,506,211)	(8,370,752)	(8,696,635)	(7,995,191)	(7,471,941)
Scenario, Previously Reported [Member]
Balances														(7,471,942)
Noncontrolling Interest [Member]
Balances					303,997				521,794	245,531	303,997	303,997	521,794
Net income (loss), Noncontrolling Interests										13,679	16,372	23,366	13,289
Dividends and other payments to noncontrolling interests										(32,581)	(58,942)	(91,887)	(251,666)
Foreign currency translation adjustments										(14,758)	(2,152)	(3,246)	5,809
Unrealized holding gain on marketable securities										72	25	137	(293)
Unrealized holding gain on cash flow derivatives										0	0	0	0
Other adjustments to comprehensive loss										0	(114)	800	129
Other, net										7,108	7,872	12,531	14,702
Reclassifications										0	(168)	(167)	233
Balances	219,051	245,531	266,890			303,997				219,051	266,890	245,531	303,997
The Company [Member]
Balances					(8,299,188)				(7,993,736)	(8,942,166)	(8,299,188)	(8,299,188)	(7,993,736)
Net income (loss), The Company										(725,672)	(297,656)	(606,883)	(424,479)
Dividends and other payments to noncontrolling interests										0	0	0	0
Foreign currency translation adjustments										(62,754)	(26,374)	(29,755)	34,433
Unrealized holding gain on marketable securities										533	15,594	16,439	23,396
Unrealized holding gain on cash flow derivatives										0	48,180	48,180	52,112
Other adjustments to comprehensive loss										0	(884)	5,932	1,006
Other, net										1,488	6,271	6,694	6,268
Reclassifications										3,309	(83,585)	(83,585)	1,812
Balances	$ (9,725,262)	$ (8,942,166)	$ (8,637,642)			$ (8,299,188)				$ (9,725,262)	$ (8,637,642)	$ (8,942,166)	$ (8,299,188)